STOCK-BASED COMPENSATION (10K)	12 Months Ended
Dec. 31, 2014
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION
NOTE 13.	STOCK-BASED COMPENSATION

Equity Compensation Plan

As of December 31, 2014 and 2013, we had one equity compensation plan.  The 2012 Incentive Compensation Plan of RLJ Entertainment, Inc. (the “Incentive Plan”) was approved by the shareholders of RLJ Acquisition, Image and Acorn Media on September 20, 2012.  The Incentive Plan is administered by the compensation committee of our Board of Directors, and allows the compensation committee to award up to a maximum of 1,244,153 shares under the Incentive Plan.  The compensation committee may award options, stock appreciation rights, restricted stock awards, restricted stock unit awards, bonus stock and awards in lieu of obligations, dividend equivalents, performance awards, and other stock-based awards (as those terms are defined in the Incentive Plan). No person may be granted (i) Options or Stock Appreciation Rights with respect to more than 750,000 shares or (ii) Restricted Stock, Restricted Stock Units, Performance Shares, and/or Other Stock Based Awards with respect to more than 750,000 shares. In addition, no person may be granted awards worth more than $1,000,000 of grant date fair value with respect to any 12-month Performance Period (as that term is defined in the Incentive Plan) under the Incentive Plan, or $2,000,000 with respect to any Performance Period that is more than 12 months.  The maximum term allowed for an option is 10 years and a stock award shall either vest or be forfeited not more than 10 years from the date of grant.

At December 31, 2014 and 2013, there were 787,668 and 883,259 shares, respectively, available for future grants under the Incentive Plan.

Restricted Stock-Based Compensation Grants

Compensation expense relating to the restricted stock awards for the years ended December 31, 2014 and 2013 was $769,000 and $805,000, respectively.  Unrecognized stock-based compensation expense relating to these restricted stock awards of approximately $504,000 at December 31, 2014 is expected to be expensed ratably over the remaining vesting period through June 2016. The weighted average remaining vesting period for non-vested shares is nine months.  Compensation expense related to restricted stock awards is included in general and administrative expenses.

During the year ended December 31, 2014, 190,280 shares of restricted common stock were granted, 182,206 shares were vested and 93,742 shares were forfeited.  Of the 190,280 shares granted, 164,780 shares were granted to executive officers and directors and 25,500 shares were granted to other members of management.  Of the shares forfeited, 65,297 shares of restricted stock were forfeited based upon the failure to achieve the required performance conditions and the remainder of the forfeitures were due to employee resignations.  The shares granted in 2014 were fair valued on the date of grant with a range of $3.49 - $5.00 per share, for a total value of approximately $766,000.  These restricted shares will vest and be expensed over a three-year period for executive management and other management while restricted shares granted to directors vest and are expensed over a one-year period as a component of general and administrative expenses.  The vesting of restricted shares is subject to the achievement of certain service criteria, qualitative performance criteria, or both.  The amount of expense recognized to date has been reduced by estimated forfeitures related to certain performance targets that are not likely to be achieved.  The restricted stock may be subject to further forfeitures if the employee or director terminates his or her service during the vesting period or future performance measures are not achieved.

Restricted stock award activity under the Incentive Plan for the year ended December 31, 2014, and changes during the year then ended are presented below:

(In thousands, except per share data)
	Service Shares		Performance Shares
Restricted Stock-Based Compensation Award Activity	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

Non-vested shares at January 1, 2014	188	$5.38	135	$5.15
Granted	130	3.76	60	4.60
Vested	(127)	5.51	(56)	4.60
Forfeited	(12)	5.01	(83)	5.16
Non-vested shares at December 31, 2014	179	$4.13	56	$5.09

During the year ended December 31, 2013, 323,316 shares of restricted common stock were granted.  Of the 323,316 shares granted, 233,707 shares were granted to executive officers and directors and 89,609 shares were granted to other members of management. The shares were fair valued on the date of grant with a range of $3.72 - $5.97 per share, for a total value of approximately $1.7 million. These restricted shares will vest and be expensed over a three-year period for executive management and other management while restricted shares granted to directors vest and are expensed over a one-year period as a component of general and administrative expenses.  The vesting of restricted shares is subject to the achievement of certain service criteria, qualitative performance criteria, or both.

Restricted stock award activity under the Incentive Plan for the year ended December 31, 2013, and changes during the year then ended are presented below:

(In thousands, except per share data)
	Service Shares		Performance Shares
Restricted Stock-Based Compensation Award Activity	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

Non-vested shares at January 1, 2013	38	$7.98	—	$—
Granted	188	5.38	135	5.15
Vested	(38)	7.98	—	—
Forfeited	—	—	—	—
Non-vested shares at December 31, 2013	188	$5.38	135	$5.15

All restricted stock amounts will participate in dividends, if declared, prior to their vesting date.